Net debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

		2017	2016
	Listing exchange	£m	£m
Current assets:
Liquid investments		78	89
Cash and cash equivalents		3,833	4,897

		3,911	4,986

Short-term borrowings:
Commercial paper		(529)	(1,094)
Bank loans and overdrafts		(236)	(332)
Obligations under finance leases		(23)	(23)
1.50% US$ US Medium Term Note 2017	New York Stock Exchange	—	(1,612)
5.625% € European Medium Term Note 2017	London Stock Exchange	—	(1,068)
5.65% US$ US Medium Term Note 2018	New York Stock Exchange	(2,037)	—

		(2,825)	(4,129)

Long-term borrowings:
5.65% US$ US Medium Term Note 2018	New York Stock Exchange	—	(2,216)
0.625% € European Medium Term Note 2019	London Stock Exchange	(1,324)	(1,276)
0% € European Medium Term Note 2020	London Stock Exchange	(1,060)	—
2.85% US$ US Medium Term Note 2022	New York Stock Exchange	(1,474)	(1,603)
2.8% US$ US Medium Term Note 2023	New York Stock Exchange	(919)	(999)
1.375% € European Medium Term Note 2024	London Stock Exchange	(876)	(845)
4.00% € European Medium Term Note 2025	London Stock Exchange	(659)	(635)
1% € European Medium Term Note 2026	London Stock Exchange	(617)	—
3.375% £ European Medium Term Note 2027	London Stock Exchange	(593)	(593)
1.375% € European Medium Term Note 2029	London Stock Exchange	(439)	—
5.25% £ European Medium Term Note 2033	London Stock Exchange	(986)	(986)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(368)	(401)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,021)	(2,199)
6.375% £ European Medium Term Note 2039	London Stock Exchange	(695)	(695)
5.25% £ European Medium Term Note 2042	London Stock Exchange	(989)	(988)
4.2% US$ US Medium Term Note 2043	New York Stock Exchange	(363)	(395)
4.25% £ European Medium Term Note 2045	London Stock Exchange	(789)	(789)
Obligations under finance leases		(43)	(41)
Other long term borrowings		(49)	—

		(14,264)	(14,661)

Net debt		(13,178)	(13,804)

Schedule of Finance Lease Obligations

Finance lease obligations

	2017	2016
	£m	£m
Rental payments due within one year	25	25
Rental payments due between one and two years	29	23
Rental payments due between two and three years	9	12
Rental payments due between three and four years	3	7
Rental payments due between four and five years	2	—
Rental payments due after five years	10	—

Total future rental payments	78	67
Future finance charges	(12)	(3)

Total finance lease obligations	66	64